Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2018
Registrant Name	dei_EntityRegistrantName	Hartford Funds Exchange-Traded Trust
Central Index Key	dei_EntityCentralIndexKey	0001501825
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 28, 2018
Prospectus Date	rr_ProspectusDate	Nov. 28, 2018
Hartford Municipal Opportunities ETF | Hartford Municipal Opportunities ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMOP
Hartford Short Duration ETF | Hartford Short Duration ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSRT
Hartford Schroders Tax-Aware Bond ETF | Hartford Schroders Tax-Aware Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTAB
Hartford Total Return Bond ETF | Hartford Total Return Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTRB